Long-Term Debt (Credit Facility Details) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Credit Facility [Line Items]
Letters of Credit, Amount Outstanding	$ 196,909	$ 183,767
Term B Facility [Member]
Credit Facility [Line Items]
Term B Facility, Amount Outstanding	495,000	500,000
Interest Rate Applicable	3.00%	3.50%
Consolidated Revolver [Member]
Credit Facility [Line Items]
Revolver, Amount Outstanding	983,481	1,074,712
Letters of Credit, Amount Outstanding	196,909	183,767
Amount Available	669,610	591,521
Consolidated Revolver [Member] | Euro Based Loans [Member]
Credit Facility [Line Items]
Revolver, Amount Outstanding	463,250	543,000
Interest Rate Applicable	1.99%	2.21%
Consolidated Revolver [Member] | U.S. Based Loans [Member]
Credit Facility [Line Items]
Revolver, Amount Outstanding	5,000	0
Interest Rate Applicable	4.00%	0.00%
Consolidated Revolver [Member] | Bankers' Acceptances [Member]
Credit Facility [Line Items]
Revolver, Amount Outstanding	512,410	527,691
Interest Rate Applicable	3.00%	3.28%
Consolidated Revolver [Member] | Canadian Prime Rate Loans [Member]
Credit Facility [Line Items]
Revolver, Amount Outstanding	$ 2,821	$ 4,021
Interest Rate Applicable	3.75%	4.00%
Consolidated Revolver [Member] | Commitment Fees [Member]
Credit Facility [Line Items]
Interest Rate Applicable	0.375%	0.375%